Investments in associates - Summarized Financial Information Relating to Associates (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 01, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Sales and other operating revenues			$ 244,582	$ 186,606	$ 225,982
Profit (loss) before interest and taxation			9,474	(430)	(7,918)
Finance costs	[1]		2,074	1,675	1,347
Profit (loss) before taxation			7,180	(2,295)	(9,571)
Taxation	[1]		3,712	(2,467)	(3,171)
Non-controlling interests			79	57	82
Profit for the year			3,389	115	(6,482)
Other comprehensive income	[2],[3]		5,016	(988)	(1,818)
Total comprehensive income	[2],[3]		8,484	(816)	(8,218)
Non-current assets			201,547	195,503
Current assets			74,968	67,813
Total assets			276,515	263,316
Current liabilities			64,726	58,354
Non-current liabilities			111,385	108,119
Total liabilities			176,111	166,473
Net assets			100,404	96,843
Less: non-controlling interests			1,913	1,557
BP shareholders’ equity			98,491	95,286
Group investment in associates			16,991	14,092
Term for highly probable future revenue denominated in foreign countries		5 years
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			20,348	14,690	16,604
Profit (loss) before interest and taxation			1,965	1,401	2,420
Finance costs			440	345	730
Profit (loss) before taxation			1,525	1,056	1,690
Taxation			344	355	354
Non-controlling interests			259	54	6
Profit for the year			922	647	1,330
Other comprehensive income			555	830	(812)
Total comprehensive income			1,477	1,477	518
Non-current assets			31,347	25,557
Current assets			7,848	7,488
Total assets			39,195	33,045
Current liabilities			13,135	9,141
Non-current liabilities			13,964	14,216
Total liabilities			27,099	23,357
Net assets			12,096	9,688
Less: non-controlling interests			2,037	1,445
BP shareholders’ equity			10,059	8,243
Loans made by group companies to associates			0	0
Group investment in associates			10,059	8,243
Other associates
Disclosure of associates [line items]
Sales and other operating revenues			7,600	5,377	6,000
Profit (loss) before interest and taxation			626	525	661
Finance costs			54	22	6
Profit (loss) before taxation			572	503	655
Taxation			164	156	146
Non-controlling interests			0	0	0
Profit for the year			408	347	509
Other comprehensive income			1	(2)	(2)
Total comprehensive income			409	345	507
Non-current assets			9,261	7,848
Current assets			2,645	2,002
Total assets			11,906	9,850
Current liabilities			2,501	1,827
Non-current liabilities			3,308	2,934
Total liabilities			5,809	4,761
Net assets			6,097	5,089
Less: non-controlling interests			0	0
BP shareholders’ equity			6,097	5,089
Loans made by group companies to associates			835	760
Group investment in associates			6,932	5,849
Associates
Disclosure of associates [line items]
Sales and other operating revenues			27,948	20,067	22,604
Profit (loss) before interest and taxation			2,591	1,926	3,081
Finance costs			494	367	736
Profit (loss) before taxation			2,097	1,559	2,345
Taxation			508	511	500
Non-controlling interests			259	54	6
Profit for the year			1,330	994	1,839
Other comprehensive income			556	828	(814)
Total comprehensive income			1,886	1,822	1,025
Non-current assets			40,608	33,405
Current assets			10,493	9,490
Total assets			51,101	42,895
Current liabilities			15,636	10,968
Non-current liabilities			17,272	17,150
Total liabilities			32,908	28,118
Net assets			18,193	14,777
Less: non-controlling interests			2,037	1,445
BP shareholders’ equity			16,156	13,332
Loans made by group companies to associates			835	760
Group investment in associates			16,991	14,092
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			103,028	74,380	84,071
Profit (loss) before interest and taxation			9,949	7,094	12,253
Finance costs			2,228	1,747	3,696
Profit (loss) before taxation			7,721	5,347	8,557
Taxation			1,742	1,797	1,792
Non-controlling interests			1,311	273	30
Profit for the year			4,668	3,277	6,735
Other comprehensive income			2,810	4,203	(4,111)
Total comprehensive income			7,478	7,480	$ 2,624
Non-current assets			158,719	129,403
Current assets			39,737	37,914
Total assets			198,456	167,317
Current liabilities			66,506	46,284
Non-current liabilities			70,704	71,980
Total liabilities			137,210	118,264
Net assets			61,246	49,053
Less: non-controlling interests			10,314	7,316
BP shareholders’ equity			$ 50,932	$ 41,737

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 30 for further information.
[3]	See Note 30 for further information.